As filed with the Securities and Exchange Commission on October 23, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2006

Date of reporting period: August 31, 2006

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - August 31, 2006 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	95.0%
	Aerospace/Defense	2.8%
	Lockheed Martin Corp.
$352,000	7.75%, due 5/1/26		$424,573
	Northrup Grumman Corp.
670,000	7.75%, due 2/15/31		826,261
	Raytheon Co.
462,000	8.30%, due 3/1/10		504,590
250,000	7.20%, due 8/15/27		287,660
			2,043,084

	Auto Manufacturers	3.1%
	DaimlerChrysler NA Holding Corp.
1,225,000	4.75%, due 1/15/08		1,212,333
520,000	7.30%, due 1/15/12		553,834
425,000	8.50%, due 1/18/31		511,812
			2,277,979

	Building Materials	0.4%
	Masco Corp.
275,000	5.875%, due 7/15/12		274,157

	Casino Hotels	0.7%
	Harrah's Operating Co., Inc.
525,000	5.50%, due 7/1/10		518,772

	Chemicals	0.3%
	Lubrizol Corp.
250,000	5.50%, due 10/1/14		243,250

	Construction	0.7%
	Centex Corp.
275,000	5.25%, due 6/15/15		255,471
	Pulte Homes, Inc.
250,000	7.875%, due 8/1/11		268,867
			524,338

	Consumer Products	1.1%
	Fortune Brands, Inc.
800,000	5.125%, due 1/15/11		784,972

	Diversified Financial Services	1.0%
	Capital One Bank
700,000	5.75%, due 9/15/10		708,716

	Diversified Manufacturing	1.1%
	Tyco International Group SA
770,000	6.00%, due 11/15/13		795,444

	Electric Utilities	16.0%
	AEP Texas Central Co.
700,000	6.65%, due 2/15/33		736,617
	CenterPoint Energy
775,000	7.75%, due 2/15/11		837,539
	Cincinnati Gas & Electric Co.
530,000	5.70%, due 9/15/12		531,917
	Constellation Energy Group
750,000	4.55%, due 6/15/15		684,916
	Dominion Resources, Inc.
635,000	8.125%, due 6/15/10		690,188
	DTE Energy Co.
750,000	7.05%, due 6/1/11		790,848
	Exelon Corp.
275,000	6.75%, due 5/1/11		287,679
	FirstEnergy Corp.
625,000	7.375%, due 11/15/31		708,951
	MidAmerican Energy Holdings Co.
750,000	3.50%, due 5/15/08		727,518
	NiSource Finance Corp.
850,000	5.40%, due 7/15/14		815,719
	Oncor Electric Delivery
700,000	6.375%, due 5/1/12		720,182
	Pacific Gas & Electric
785,000	6.05%, due 3/1/34		778,446
	Progress Energy, Inc.
673,000	7.10%, due 3/1/11		718,645
	PSEG Power, LLC
750,000	7.75%, due 4/15/11		812,172
	Southern California Edison Co.
760,000	6.00%, due 1/15/34		766,781
	Virginia Electric & Power Co.
400,000	6.00%, due 1/15/36		389,577
	XCEL Energy, Inc.
700,000	7.00%, due 12/1/10		739,713
			11,737,408

	Finance - Mortgage Loans	1.3%
	Residential Capital Corp.
900,000	6.875%, due 6/30/15		933,567

	Food	4.9%
	ConAgra Foods, Inc.
483,000	7.875%, due 9/15/10		524,721
	General Mills, Inc.
600,000	6.00%, due 2/15/12		614,911
	H.J. Heinz Finance Co.
325,000	6.00%, due 3/15/12		329,483
	Kellogg Co.
750,000	2.875%, due 6/1/08		719,939
	Kroger Co.
650,000	6.20%, due 6/15/12		664,292
	Safeway, Inc.
350,000	6.50%, due 3/1/11		360,109
	Sara Lee Corp.
400,000	2.75%, due 6/15/08		381,472
			3,594,927

	Forest Products & Paper	2.1%
	International Paper Co.
580,000	6.75%, due 9/1/11		614,472
	Westvaco Corp.
225,000	8.20%, due 1/15/30		249,169
	Weyerhaeuser Co.
400,000	5.95%, due 11/1/08		403,098
275,000	7.375%, due 3/15/32		288,647
			1,555,386

	Insurance	2.0%
	Marsh & McLennan Cos., Inc.
800,000	5.75%, due 9/15/15		780,499
	WellPoint, Inc.
500,000	6.80%, due 8/1/12		531,592
150,000	5.85%, due 1/15/36		143,611
			1,455,702

	Media	10.5%
	CBS Corp.
325,000	7.70%, due 7/30/10		349,554
325,000	7.875%, due 7/30/30		354,340
	Clear Channel Communications, Inc.
600,000	4.25%, due 5/15/09		578,775
	Comcast Cable Communications, Inc.
782,000	6.20%, due 11/15/08		796,099
750,000	8.375%, due 3/15/13		851,223
	Comcast Corp.
1,000,000	7.05%, due 3/15/33		1,052,995
	Cox Communications, Inc.
675,000	7.125%, due 10/1/12		714,987
	News America, Inc.
775,000	6.20%, due 12/15/34		726,504
	Time Warner, Inc.
655,000	9.125%, due 1/15/13		754,107
1,485,000	6.875%, due 6/15/18		1,539,290
			7,717,874

	Medical Instruments	0.5%
	Boston Scientific Corp.
350,000	6.00%, due 6/15/11		353,494

	Mining	0.9%
	Alcan, Inc.
400,000	4.875%, due 9/15/12		387,402
250,000	6.125%, due 12/15/33		246,709
			634,111

	Oil & Gas	10.1%
	Anadarko Finance Co.
275,000	6.75%, due 5/1/11		288,286
	Atmos Energy Corp.
300,000	4.95%, due 10/15/14		282,265
	Canadian Natural Resources
825,000	4.90%, due 12/1/14		783,272
	Devon Energy Corp.
225,000	7.95%, due 4/15/32		273,355
	Devon Financing Corp., U.L.C.
449,000	6.875%, due 9/30/11		476,668
	Encana Corp.
400,000	6.50%, due 8/15/34		416,201
	Encana Holdings Financial Corp.
350,000	5.80%, due 5/1/14		353,066
	Hess Corp.
450,000	6.65%, due 8/15/11		471,415
200,000	7.875%, due 10/1/29		233,821
	Kinder Morgan Energy Partners
450,000	5.125%, due 11/15/14		425,744
100,000	5.80%, due 3/15/35		90,073
	Marathon Oil Corp.
542,000	6.80%, due 3/15/32		594,126
	Pemex Master Trust
375,000	7.875%, due 2/1/09		392,813
450,000	7.375%, due 12/15/14		488,700
500,000	8.625%, due 2/1/22		603,750
	Petro-Canada
250,000	5.95%, due 5/15/35		238,331
	Valero Energy Corp.
250,000	7.50%, due 4/15/32		290,526
	XTO Energy, Inc.
700,000	5.00%, due 1/31/15		664,252
			7,366,664

	Pipelines	1.6%
	Kinder Morgan, Inc.
535,000	6.80%, due 3/1/08		543,845
	ONEOK, Inc.
350,000	5.20%, due 6/15/15		329,803
	Texas Eastern Transmission Corp.
300,000	7.00%, due 7/15/32		330,488
			1,204,136

	Printing	0.2%
	R.R. Donnelley & Sons Co.
175,000	4.95%, due 4/1/14		152,775

	Real Estate Investment Trusts	6.2%
	EOP Operating LP
875,000	4.75%, due 3/15/14		819,573
	Healthcare Realty Trust
723,000	8.125%, due 5/1/11		785,838
	Hospitality Properties
800,000	6.75%, due 2/15/13		837,190
	iStar Financial, Inc.
500,000	5.875%, due 3/15/16		494,967
	ProLogis
800,000	5.75%, due 4/1/16		797,386
	Simon Property Group LP
850,000	5.10%, due 6/15/15		813,948
			4,548,902

	Retail	4.9%
	CVS Corp.
850,000	4.875%, due 9/15/14		804,015
	Federated Department Stores, Inc.
545,000	6.90%, due 4/1/29		559,160
	J.C. Penney Co., Inc.
700,000	8.00%, due 3/1/10		752,417
	Limited Brands, Inc.
350,000	5.25%, due 11/1/14		327,770
	Newell Rubbermaid, Inc.
750,000	4.625%, due 12/15/09		732,784
	YUM! Brands, Inc.
400,000	8.875%, due 4/15/11		451,228
			3,627,374

	Savings & Loans	1.0%
	Washington Mutual, Inc.
785,000	4.625%, due 4/1/14		728,609

	Sovereign	6.1%
	United Mexican States
980,000	10.375%, due 2/17/09		1,092,210
1,150,000	5.875%, due 1/15/14		1,173,000
1,900,000	7.50%, due 4/8/33		2,204,000
			4,469,210

	Telecommunications	8.7%
	CenturyTel, Inc.
430,000	8.375%, due 10/15/10		467,829
	Embarq Corp.
350,000	7.082%, due 6/1/16		357,743
350,000	7.995%, due 6/1/36		366,872
	Koninklijke KPN NV
695,000	8.00%, due 10/1/10		748,687
	Nextel Communications
700,000	7.375%, due 8/1/15		720,992
	Sprint Capital Corp.
450,000	6.125%, due 11/15/08		456,208
850,000	6.875%, due 11/15/28		860,744
	Telecom Italia Capital
875,000	5.25%, due 11/15/13		834,781
425,000	6.375%, due 11/15/33		402,544
	Telefonica Europe BV
500,000	7.75%, 9/15/10		539,034
500,000	8.25%, 9/15/30		591,032
			6,346,466

	Tobacco	0.5%
	Altria Group, Inc.
350,000	7.00%, due 11/4/13		381,297

	Transportation	4.7%
	Burlington Northern Santa Fe
700,000	6.75%, due 7/15/11		740,615
	CSX Corp.
240,000	7.95%, due 5/1/27		295,128
	FedEx Corp.
760,000	3.50%, due 4/1/09		727,491
	Norfolk Southern Corp.
775,000	7.05%, due 5/1/37		891,651
	Union Pacific Corp.
825,000	3.625%, due 6/1/10		776,799
			3,431,684

	Waste Disposal	1.6%
	Republic Services, Inc.
750,000	6.75%, due 8/15/11		789,227
	Waste Management, Inc.
339,000	7.75%, due 5/15/32		404,313
			1,193,540

	Total Corporate Bonds & Notes (cost $70,477,025)		69,603,838

	U.S. GOVERNMENT INSTRUMENTALITIES	2.2%
	U.S. Treasury Bonds	2.2%
	U.S. Treasury Bond
1,525,000	5.375%, due 2/15/31		1,622,934

	Total U.S. Government Instrumentalities (cost $1,562,324)		1,622,934

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	1.4%
448,385	AIM STIT - Treasury Portfolio		448,385
	FHLB Discount Note
$547,000	5.083%, due 9/1/06		547,000

	Total Short-Term Investments (cost $995,385)		995,385

	Total Investments (cost $73,034,734)	98.6%	72,222,157
	Other Assets less Liabilities	1.4%	1,007,875
	TOTAL NET ASSETS	100.0%	$73,230,032

FHLB - Federal Home Loan Bank

The cost basis of investments for federal income tax purposes at August 31, 2006 was as follows*:

Cost of investments	$73,075,645

Gross unrealized appreciation	$444,074
Gross unrealized depreciation	(1,297,562)
Net unrealized depreciation	$(853,488)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PIA MBS BOND FUND
Schedule of Investments - August 31, 2006 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	94.0%
	U.S. Government Agencies	94.0%
	FHLMC Pool
$108,432	4.50%, due 9/1/20, #J02502		$104,168
431,022	4.50%, due 3/1/21, #G18119		413,991
457,176	5.00%, due 3/1/21, #G18105		447,541
199,052	4.50%, due 4/1/21, #G18125		191,224
295,284	5.50%, due 4/1/21, #J01570		294,137
489,158	4.50%, due 5/1/21, #J01723		469,830
747,223	5.00%, due 7/1/21, #J03048		731,476
169,436	6.00%, due 7/1/21, #J03089		171,243
55,077	6.50%, due 5/1/32, #C01351		56,138
133,745	5.50%, due 6/1/33, #G01563		131,822
492,749	5.00%, due 11/1/35, #A39655		472,843
199,999	5.00%, due 12/1/35, #A40879		191,920
66,453	6.50%, due 12/1/35, #A40791		67,533
294,450	5.00%, due 1/1/36, #G08104		282,554
180,328	7.00%, due 1/1/36, #G02048		185,351
193,832	6.00%, due 2/1/36, #A42669		194,214
25,183	5.00%, due 3/1/36, #A43419		24,155
874,816	5.00%, due 3/1/36, #A43658		839,085
258,265	5.00%, due 3/1/36, #A43750		248,365
235,767	5.00%, due 3/1/36, #A44035		226,138
235,468	5.50%, due 3/1/36, #A43698		231,338
699,999	5.50%, due 3/1/36, #A43942		687,720
226,317	5.50%, due 3/1/36, #G08116		222,347
44,665	5.00%, due 4/1/36, #A44893		42,840
98,479	5.50%, due 4/1/36, #G08122		96,751
39,819	6.00%, due 4/1/36, #A44949		39,908
349,578	6.50%, due 4/1/36, #G08124		355,244
715,257	5.50%, due 5/1/36, #G08128		702,710
139,007	6.00%, due 5/1/36, #A49171		139,281
299,161	6.00%, due 6/1/36, #A49880		299,750
349,548	5.00%, due 7/1/36, #A50310		335,271
499,505	5.50%, due 7/1/36, #A50785		490,742
169,844	6.00%, due 7/1/36, #A50416		170,178
400,000	5.00%, due 8/1/36, #A51601		383,841
1,000,001	5.50%, due 8/1/36, #A51093		982,459
390,000	6.00%, due 8/1/36, #A51786		390,768
510,000	6.00%, due 8/1/36, #A52006		511,004
300,000	6.50%, due 8/1/36, #A51337		304,863
	FHLMC TBA (a)
400,000	4.50%, due 9/15/21		384,125
300,000	5.00%, due 9/15/21		293,625
700,000	5.00%, due 9/15/36		670,907
800,000	5.50%, due 9/15/36		785,500
400,000	6.00%, due 9/15/36		400,500
	FNMA Pool
312,213	5.00%, due 4/1/19, #770788		306,304
154,833	4.50%, due 8/1/20, #835221		148,891
270,380	4.50%, due 1/1/21, #845159		260,003
169,112	5.00%, due 1/1/21, #811537		165,692
199,160	5.50%, due 1/1/21, #849074		198,510
596,837	5.00%, due 2/1/21, #865191		584,768
154,105	5.00%, due 4/1/21, #256199		150,953
291,964	5.50%, due 4/1/21, #869868		291,012
747,047	4.50%, due 7/1/21, #845515		718,230
148,909	6.00%, due 7/1/21, #896586		150,663
51,275	5.50%, due 9/1/33, #729928		50,498
60,582	5.50%, due 9/1/33, #741862		59,664
209,706	5.50%, due 5/1/35, #824531		205,967
73,353	6.00%, due 5/1/35, #735501		73,474
191,979	6.00%, due 6/1/35, #825644		192,297
299,970	7.00%, due 7/1/35, #826251		308,106
99,861	4.50%, due 11/1/35, #256032		93,052
26,881	5.00%, due 12/1/35, #850739		25,769
296,231	5.00%, due 12/1/35, #852482		283,980
45,591	5.50%, due 12/1/35, #849500		44,778
245,717	6.50%, due 12/1/35, #843585		249,544
244,334	5.00%, due 1/1/36, #850566		234,230
673,119	5.00%, due 1/1/36, #866592		645,282
238,864	5.50%, due 1/1/36, #851717		234,492
397,847	5.50%, due 2/1/36, #831357		390,565
72,635	6.50%, due 2/1/36, #852958		73,767
167,274	6.50%, due 2/1/36, #878673		169,880
146,253	7.00%, due 2/1/36, #865190		150,220
228,675	5.00%, due 3/1/36, #852270		219,130
228,748	5.50%, due 3/1/36, #863684		224,562
198,213	5.00%, due 4/1/36, #831421		189,940
198,538	5.00%, due 4/1/36, #852919		190,252
99,663	6.00%, due 4/1/36, #871954		99,828
399,565	5.00%, due 5/1/36, #872638		382,887
398,563	5.00%, due 5/1/36, #884217		381,927
596,993	5.50%, due 5/1/36, #256269		586,067
590,602	6.00%, due 5/1/36, #871348		591,420
399,529	5.50%, due 6/1/36, #884803		392,406
999,999	6.00%, due 6/1/36, #831541		1,001,384
299,667	5.00%, due 7/1/36, #886322		287,159
299,700	5.50%, due 7/1/36, #892443		294,215
199,815	6.00%, due 7/1/36, #885506		200,092
149,669	6.00%, due 7/1/36, #891794		149,876
400,000	5.00%, due 8/1/36, #895093		383,458
100,000	5.50%, due 8/1/36, #658743		98,170
1,000,000	5.50%, due 8/1/36, #817794		981,698
850,000	5.50%, due 8/1/36, #893295		834,443
300,000	6.00%, due 8/1/36, #895105		300,416
500,000	6.50%, due 8/1/36, #897208		507,792
400,000	5.00%, due 9/1/36, #886899		383,304
500,000	5.00%, due 9/1/36, #886921		479,130
888,045	5.50%, due 9/1/36, #256403		871,792
100,000	6.50%, due 9/1/36, #887432		101,558
	FNMA TBA (a)
400,000	4.50%, due 9/15/21		384,500
400,000	5.00%, due 9/15/21		391,750
400,000	5.50%, due 9/15/33		392,625
800,000	5.00%, due 9/15/36		766,250
900,000	5.50%, due 9/15/36		883,125
700,000	6.00%, due 9/15/36		700,657
	GNMA Pool
149,879	7.00%, due 9/15/35, #647831		154,620
299,643	5.00%, due 10/15/35, #642220		290,456
278,730	5.50%, due 11/15/35, #650091		276,208
199,772	5.50%, due 12/15/35, #646307		197,964
158,099	5.50%, due 2/15/36, #652942		156,650
378,515	6.00%, due 2/15/36, #649384		382,143
199,764	5.50%, due 4/15/36, #648115		197,933
399,555	5.50%, due 4/15/36, #652534		395,892
149,850	6.50%, due 4/15/36, #655329		153,284
199,981	5.00%, due 5/15/36, #651939		193,836
300,000	5.50%, due 5/15/36, #655520		297,250
199,752	5.00%, due 6/15/36, #608952		193,614
199,815	6.00%, due 7/15/36, #654930		201,730
300,001	6.00%, due 7/15/36, #656064		302,876
	GNMA TBA (a)
300,000	5.00%, due 9/15/36		290,719
200,000	5.50%, due 9/15/36		198,062
300,000	6.50%, due 9/15/36		306,750
			38,967,791

	Total Mortgage-Backed Securities (cost $38,522,320)		38,967,791

	U.S. GOVERNMENT INSTRUMENTALITIES	1.1%
	U.S. Treasury Notes	1.1%
	U.S. Treasury Note
450,000	5.125%, due 6/30/11		458,121

	Total U.S. Government Instrumentalities
	(cost $452,624)		458,121

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	5.9%
125,845	AIM STIT - Treasury Portfolio		125,845
	FHLB Discount Note
$2,299,000	5.083%, due 9/1/06		2,299,000

	Total Short-Term Investments (cost $2,424,845)		2,424,845

	Total Investments (cost $41,399,789)	101.0%	41,850,757
	Liabilities less Other Assets	(1.0)%	(400,657)
	TOTAL NET ASSETS	100.0%	$41,450,100

(a) Security purchased on a when-issued basis. On August 31, 2006, the total cost of investments purchased on a when-issued basis was $6,849,320 or 16.5% of total net assets.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

The cost basis of investments for federal income tax purposes at August 31, 2006 was as follows*:

Cost of investments	$41,399,789

Gross unrealized appreciation	$482,270
Gross unrealized depreciation	(31,302)
Net unrealized appreciation	$450,968

*Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding.

PIA SHORT-TERM GOVERNMENT SECURITIES FUND
Schedule of Investments - August 31, 2006 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	17.8%
	Private	0.1%
	Prudential Home Mortgage Securities
$45,795	7.50%, due 3/25/08		$45,687

	U.S. Government Agencies	17.7%
	FHLMC ARM Pool (a)
55,196	6.651%, due 8/1/15, #755204		54,976
53,083	6.388%, due 2/1/22, #845113		54,071
102,973	5.22%, due 10/1/22, #635206		103,598
33,383	6.302%, due 6/1/23, #845755		34,109
30,640	6.302%, due 2/1/24, #609231		31,220
1,357,916	6.046%, due 1/1/25, #785726		1,378,067
622,328	6.488%, due 2/1/32, #1C0009		630,474
319,801	5.712%, due 1/1/33, #1B0668		323,597
	FNMA ARM Pool (a)
98,363	7.07%, due 7/1/25, #555206		100,071
615,347	5.613%, due 7/1/27, #424953		621,473
422,000	6.722%, due 3/1/28, #556438		432,003
296,389	5.568%, due 6/1/29, #508399		299,447
503,176	5.653%, due 4/1/30, #562912		507,659
298,224	7.024%, due 8/1/30, #556824		306,047
86,357	7.335%, due 9/1/30, #551038		87,071
347,093	6.642%, due 10/1/30, #670317		352,845
50,832	6.895%, due 7/1/31, #592745		51,827
125,198	7.442%, due 9/1/31, #597196		125,258
143,730	5.291%, due 11/1/31, #610547		148,306
158,053	6.50%, due 4/1/32, #629098		162,831
169,229	6.247%, due 2/1/33, #670257		175,641
	FNMA Pool
52,549	11.00%, due 1/1/13, #415842		56,251
	GNMA II ARM Pool (a)
28,794	5.125%, due 11/20/21, #8871		28,968
190,261	5.125%, due 10/20/22, #8062		191,346
464,606	5.125%, due 11/20/26, #80011		467,857
96,936	5.125%, due 11/20/26, #80013		97,683
50,468	5.125%, due 12/20/26, #80021		50,821
30,593	5.375%, due 1/20/27, #80029		30,733
425,315	4.75%, due 7/20/27, #80094		427,908
605,847	4.75%, due 8/20/27, #80104		609,550
25,357	5.125%, due 10/20/27, #80122		25,540
250,524	5.375%, due 1/20/28, #80154		251,708
590,762	5.125%, due 10/20/29, #80331		594,950
130,829	5.125%, due 11/20/29, #80344		131,804
			8,945,710

	Total Mortgage-Backed Securities (cost $9,095,582)		8,991,397

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	71.7%
	U.S. Government Agencies	59.4%
	FHLB
1,500,000	2.875%, due 9/15/06		1,498,521
4,000,000	3.375%, due 2/23/07		3,963,212
2,300,000	4.25%, due 4/16/07		2,284,873
1,700,000	4.625%, due 5/18/07		1,691,826
	FHLMC
1,500,000	3.75%, due 11/15/06		1,494,956
	FNMA
3,700,000	2.625%, due 11/15/06		3,679,228
3,200,000	3.625%, due 3/15/07		3,171,158
4,900,000	4.75%, due 8/3/07		4,877,436
4,900,000	6.625%, due 10/15/07		4,974,215
2,500,000	3.25%, due 11/15/07		2,443,985
			30,079,410

	U.S. Treasury Notes	12.3%
	U.S. Treasury Note
1,250,000	2.50%, due 9/30/06		1,247,461
1,100,000	6.50%, due 10/15/06		1,101,805
500,000	3.125%, due 1/31/07		496,133
1,000,000	3.625%, due 4/30/07		990,782
2,400,000	3.125%, due 5/15/07		2,368,596
			6,204,777

	Total U.S. Government Agencies and
	Instrumentalities (cost $36,311,069)		36,284,187

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	9.6%
439,313	AIM STIT - Treasury Portfolio		439,313
	FHLB Discount Note
$ 4,417,000	5.083%, due 9/1/06		4,417,000

	Total Short-Term Investments (cost $4,856,313)		4,856,313

	Total Investments (cost $50,262,964)	99.1%	50,131,897
	Other Assets less Liabilities	0.9%	470,158
	TOTAL NET ASSETS	100.0%	$ 50,602,055

(a) Variable rate note. Rate shown reflects the rate in effect at August 31, 2006.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The cost basis of investments for federal income tax purposes at August 31, 2006 was as follows*:

Cost of investments	$50,262,964

Gross unrealized appreciation	$33,099
Gross unrealized depreciation	(164,166)
Net unrealized depreciation	$(131,067)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PIA TOTAL RETURN BOND FUND
Schedule of Investments - August 31, 2006 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	20.6%
	Aerospace / Defense	0.6%
	United Technologies Corp.
$100,000	4.375%, due 5/1/10		$97,352

	Agriculture	0.6%
	Archer-Daniels-Midland
100,000	5.935%, due 10/1/32		100,924

	Auto Manufacturers	0.6%
	DaimlerChrysler NA Holding Corp.
100,000	4.05%, due 6/4/08		97,534

	Banks	1.9%
	Bank of America Corp.
100,000	5.875%, due 2/15/09		101,644
	Wachovia Corp.
100,000	4.375%, due 6/1/10		97,290
	Wells Fargo & Co.
100,000	4.625%, due 8/9/10		98,179
			297,113

	Consumer Products	1.2%
	Clorox Co.
100,000	5.00%, due 1/15/15		96,451
	Fortune Brands, Inc.
100,000	5.125%, due 1/15/11		98,122
			194,573

	Diversified Financial Services	3.8%
	CIT Group, Inc.
100,000	4.25%, due 2/1/10		96,697
	Countrywide Home Loan
100,000	4.125%, due 9/15/09		96,610
	General Electric Capital Corp.
100,000	4.375%, due 11/21/11		95,926
	HSBC Finance Corp.
100,000	4.125%, due 11/16/09		96,570
	Morgan Stanley
100,000	6.60%, due 4/1/12		105,601
	SLM Corp.
100,000	5.00%, due 10/1/13		96,771
			588,175

	Electric Utilities	0.6%
	Dominion Resources, Inc.
100,000	5.15%, due 7/15/15		95,233

	Finance - Brokers	0.6%
	Goldman Sachs Group, Inc.
100,000	4.50%, due 6/15/10		97,257

	Food	1.0%
	ConAgra Foods, Inc.
50,000	6.75%, due 9/15/11		52,610
	Fred Meyer, Inc.
100,000	7.45%, due 3/1/08		102,724
			155,334

	Forest Products & Paper	0.7%
	International Paper Co.
100,000	6.75%, due 9/1/11		105,944

	Insurance	1.2%
	American International Group, Inc.
100,000	4.25%, due 5/15/13		92,960
	MetLife, Inc.
100,000	5.00%, due 6/15/15		96,005
			188,965

	Machinery	0.6%
	John Deere Capital Corp.
100,000	5.10%, due 1/15/13		98,389

	Media	1.3%
	News America, Inc.
100,000	5.30%, due 12/15/14		97,502
	Time Warner, Inc.
100,000	6.75%, due 4/15/11		103,712
			201,214

	Mining	0.7%
	Alcoa, Inc.
100,000	6.50%, due 6/1/11		104,681

	Oil & Gas	1.4%
	Devon Financing Corp., U.L.C.
100,000	6.875%, due 9/30/11		106,162
	Occidental Petroleum Corp.
100,000	6.75%, due 1/15/12		106,547
			212,709

	Retail	1.3%
	CVS Corp.
100,000	4.00%, due 9/15/09		96,249
	May Department Stores Co.
100,000	6.70%, due 7/15/34		100,430
			196,679

	Savings & Loans	0.6%
	Washington Mutual, Inc.
100,000	4.375%, due 1/15/08		98,739

	Telecommunications	1.3%
	BellSouth Corp.
100,000	6.00%, due 10/15/11		101,802
	Sprint Capital Corp.
100,000	6.875%, due 11/15/28		101,264
			203,066

	Transportation	0.6%
	Union Pacific Corp.
100,000	4.875%, due 1/15/15		95,705

	Total Corporate Bonds & Notes (cost $3,311,178)		3,229,586

	MORTGAGE-BACKED SECURITIES	32.5%
	Collateralized Mortgage Obligations	0.0%
	FHLMC Series 1387 S
5,913	5.615%, due 10/15/07 (a)(d)(e)		33

	U.S. Government Agencies	32.5%
	FHLMC Pool
282,370	4.50%, due 1/1/19, #B11934		271,827
422,564	5.00%, due 4/1/20, #J02011		414,314
489,810	5.00%, due 12/1/20, #J00565		479,644
454,742	5.00%, due 8/1/34, #G08004		437,310
293,549	5.00%, due 10/1/34, #A27698		282,296
500,000	5.00%, due 8/1/36, #A51601		479,801
	FNMA Pool
271,407	6.00%, due 3/1/33, #555285		272,644
772,117	5.50%, due 10/1/33, #748710		760,422
454,048	5.50%, due 10/1/35, #797703		445,953
585,412	5.50%, due 2/1/36, #852944		574,698
	GNMA Pool
380,616	5.50%, due 3/15/34, #623405		377,456
300,000	5.50%, due 8/15/36, #656221		297,250
			5,093,615

	Total Mortgage-Backed Securities (cost $5,168,755)		5,093,648

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	38.0%
	U.S. Government Agencies	5.6%
	FHLMC
225,000	6.25%, due 7/15/32		257,411
	FNMA
630,000	4.625%, due 10/15/13		613,931
			871,342

	U.S. Treasury Bonds	5.8%
	U.S. Treasury Bond
175,000	8.125%, due 8/15/21		233,447
325,000	6.375%, due 8/15/27		385,252
275,000	5.375%, due 2/15/31		292,660
			911,359

	U.S. Treasury Notes	26.6%
	U.S. Treasury Note
2,500,000	4.875%, due 5/15/09		2,510,255
600,000	4.50%, due 11/15/10		595,805
1,075,000	4.50%, due 2/15/16		1,055,306
			4,161,366

	Total U.S. Government Agencies and
	Instrumentalities (cost $5,946,678)		5,944,067

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (b)(c) (cost $0)		-

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	8.4%
592,414	AIM STIT - Treasury Portfolio		592,414
	FHLB Discount Note
$720,000	5.083%, due 9/1/06		720,000

	Total Short-Term Investments (cost $1,312,414)		1,312,414

	Total Investments (cost $15,739,025)	99.5%	15,579,715
	Other Assets less Liabilities	0.5%	73,377
	TOTAL NET ASSETS	100.0%	$15,653,092

(a) Variable rate note. Rate shown reflects the rate in effect at August 31, 2006.
(b) Restricted security. The interest in the liquidating trust was acquired through a distribution on
December 9, 2003. As of August 31, 2006, the security had a cost and value of $0 (0.0% of net assets).
(c) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(d) Illiquid security. As of August 31, 2006, the security had a value of $33 (less than 0.1% of net assets).
(e) Interest only security. Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents the coupon rate in effect as of August 31, 2006.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The cost basis of investments for federal income tax purposes at August 31, 2006 was as follows*:

Cost of investments	$15,788,791

Gross unrealized appreciation	$59,961
Gross unrealized depreciation	(269,037)
Net unrealized depreciation	$(209,076)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*   /s/ Eric M. Banhazl
                              Eric M. Banhazl, President

Date      10/15/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Eric M. Banhazl
                                                      Eric M. Banhazl, President

Date        10/15/06

By (Signature and Title)*   /s/ Douglas G. Hess
                                              Douglas G. Hess, Treasurer

Date        10/17/06

* Print the name and title of each signing officer under his or her signature.